TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE RECEIVABLES
Schedule of trade receivables

	As of December 31,
Current Trade receivables	2024	2023
Ordinary receivables	388,734	364,218
Related parties (Note 27.b)	1,921	1,509
Contractual asset IFRS 15	64	96
Allowance for doubtful accounts	(94,727)	(76,485)
	295,992	289,338
Non-current Trade receivables
Ordinary receivables	382	511
Contractual asset IFRS 15	50	38
	432	549
Total trade receivables, net	296,424	289,887

Schedule of movements in the allowance for doubtful accounts

	Years ended December 31,
	2024	2023
At the beginning of the fiscal year	(76,485)	(104,352)
Acquisitions through business combinations	(132)	—
Increases	(85,217)	(97,236)
Uses	11,586	37,619
RECPAM and currency translation adjustments	55,521	87,484
At the end of the year	(94,727)	(76,485)